Commitments and Contingencies (Details) In Millions, unless otherwise specified	6 Months Ended						6 Months Ended	0 Months Ended						6 Months Ended					6 Months Ended		6 Months Ended					6 Months Ended							6 Months Ended					6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Jun. 30, 2013 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Jun. 30, 2013 Mine Waste Solutions [Member] USD ($) oz	Jul. 20, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2013 Bridge Loan [Member] USD ($)	Jun. 30, 2013 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Jun. 30, 2013 Mandatory Convertible Bonds [Member] USD ($)	Jun. 30, 2013 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Jun. 30, 2013 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Jun. 30, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Jun. 30, 2013 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Jun. 30, 2013 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Jun. 30, 2013 South Africa [Member] Unasserted Claim [Member] USD ($) number	Jun. 30, 2013 Brazil [Member] Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Jun. 30, 2013 Brazil [Member] Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Jun. 30, 2013 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Jun. 30, 2013 Brazil [Member] Contingent Liabilities, Other Tax Disputes, Departmento Nacional De Producao Mineral [Member] Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Jun. 30, 2013 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Jun. 30, 2013 Ghana [Member] AngloGold Ashanti Ghana [Member] USD ($)	Jun. 30, 2013 Ghana [Member] Unasserted Claim [Member] AngloGold Ashanti Ghana [Member] USD ($) number	Jun. 30, 2013 Colombia [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Jun. 30, 2013 Colombia [Member] Contingent Liabilities, Additional Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Jun. 30, 2013 Colombia [Member] Contingent Liabilities, Expected Interest and Penalties on Tax Payable [Member] AngloGold Ashanti Colombia S.A. [Member] USD ($)	Jun. 30, 2013 Argentina [Member] Cerro Vanguardia Societe Anonyme [Member] USD ($)	Jun. 30, 2013 Argentina [Member] Contingent Liabilities, Additional Tax Payable [Member] Cerro Vanguardia Societe Anonyme [Member] USD ($)	Jun. 30, 2013 Argentina [Member] Contingent Liabilities, Expected Interest and Penalties on Tax Payable [Member] Cerro Vanguardia Societe Anonyme [Member] USD ($)	Jun. 30, 2013 Boddington Gold Mine [Member] USD ($)	Jun. 30, 2013 Tau Lekoa Gold Mine [Member] USD ($) oz	Jun. 30, 2013 Tau Lekoa Gold Mine [Member]	Jun. 30, 2013 Kinross Gold Corporation [Member] USD ($)	Jun. 30, 2013 Kinross Gold Corporation [Member] BRL	Jun. 30, 2013 Oro Group [Member] USD ($)	Jun. 30, 2013 Oro Group [Member] ZAR	Jun. 30, 2013 Anglo Gold Ashanti United States Of America [Member] USD ($)	Jun. 30, 2013 Anglo Gold Ashanti [Member] USD ($)	Jun. 30, 2013 Anglo Gold Ashanti Iduapriem [Member] USD ($)	Jun. 30, 2013 Ashanti Goldfields Kilo Sarl [Member] USD ($)	Jun. 30, 2013 Anglo Gold Ashanti Australia [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 601
Authorized by the directors but not yet contracted for	1,569
Total capital expenditure commitments	2,170
Commitments and Contingencies Disclosure [Abstract]
Total contingencies and guarantees	4,592
Financial Guarantees [Line Items]
Financial guarantees - Surety																																						10	100
Financial guarantees - Surety termination notice period (days)																																						90 days	90 days
Financial guarantees - Reclamation bonds																																								132
Financial guarantees - Environmental bonds																																												54
Financial guarantees - Environmental guarantees																																									138	32	10
Gain Contingency [Line Items]
Contingent assets - Indemnity																																				(62)
Contingent assets - Maximum indemnity amount																																				116	255
Equity interest acquired (percent)																																				50.00%	50.00%
Contingent assets - Royalty																																	0	0
Royalties received during the quarter ended June 30, 2013	16	17																																3
Total royalties recorded to date																																	73
Contingent royalties - Excess of cash costs (USD per ounce)																																	600
Contingent royalties - Maximum royalty cap																																	100
Contingent royalties - Royalty on further production receivable (ounces)																																		1,500,000	1,500,000
Contingent royalties - Ounces produced (ounces)																																		352,214	352,214
Contingent royalties - Maximum gold price before royalty entitlement (ZAR per kilogram)																																		180,000	180,000
Contingent royalties - Royalty payment rate (percent)																																		3.00%	3.00%
Contingent royalties - Royalty revenue collection period (days)																																	45 days
Hedging Guarantees [Abstract]
Hedging guarantees - Gold delivery	0
Loss Contingency [Line Items]
Contingent liabilities - Groundwater pollution	0
Contingent liabilities - Deep groundwater pollution	0
Contingent liabilities - Gold deliveries sales tax (percent)																					12.00%
Gold deliveries sales tax - Original assessed penalty (percent)																					200.00%
Gold deliveries sales tax - Revised assessed penalty (percent)																					80.00%
Contingent liabilities - Sales tax on gold deliveries																					102
Contingent liabilities - Other tax disputes																				38	18	18	20	18			174	35	139	72	22	50
Contingent liabilities - Indirect taxes																									25
Contingent liabilities - Litigation																			0							97
Contingent liabilities - Damages sought																			8
Contingent liabilities - Number of plaintiffs (number)																			31							152
Financial Guarantees [Abstract]
Financial guarantees - Guarantee provided			1,012		766				0	0	735		791	448
Line of credit facility - Maximum facility amount								1,000		750					600
Line of credit facility - Facility duration (years)								five year						four year	four year
Total offering			1,000.0	1,000.0		750.0						732.5	789.0			700.0	750.0	300.0
Debt instrument - Interest rate stated percentage (percent)												3.50%	6.00%			5.375%	5.125%	6.50%
Performance Guarantees [Abstract]
Performance guarantees							0
Pre-existing customer - Gold sales (percent)							25.00%
Pre-existing customer - Gold sales cap (ounces)							312,500
Gold ounces remaining for delivery against the guarantee (ounces)							280,281
Vulnerability From Concentrations [Abstract]
Vulnerability from concentrations - Discount rate (percent)	7.82%
Recoverable value added tax	17
Recoverable fuel duties	43
Appeal deposits	$ 4